Financial risk management - Market risk (Details) ₲ in Millions, € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / ₲ $ / € $ / $	Dec. 31, 2017 EUR (€) $ / ₲ $ / € $ / $	Dec. 31, 2017 PYG (₲) $ / ₲ $ / € $ / $	Dec. 31, 2017 ARS ($) $ / ₲ $ / € $ / $	Dec. 31, 2016 USD ($) $ / ₲ $ / € $ / $	Dec. 31, 2016 EUR (€) $ / ₲ $ / € $ / $	Dec. 31, 2016 PYG (₲) $ / ₲ $ / € $ / $	Dec. 31, 2016 ARS ($) $ / ₲ $ / € $ / $
Financial risk management
Financial debt				$ 12,235				$ 11,912
Cash and cash equivalents and investments sensitive to changes in Peso/Dollar exchange rates (as a percent)	66.00%
Dollar linked investments sensitive to changes in Peso/Dollar exchange rates (as a percent)	4.00%
TOTAL ASSETS				57,588				47,914
TOTAL LIABILITIES				(33,709)				(28,036)
Dollar linked investments held				365				74
Net liability position in foreign currency	$ 518
Amount of several NDF contracts entered by the group	60				$ 16
Currency risk
Financial risk management
TOTAL ASSETS				7,563				4,875
TOTAL LIABILITIES				(18,600)				(14,654)
Net liabilities	(592)			(11,037)				(9,779)
Net liability position in foreign currency	578			10,672	611			9,705
Net liability position in foreign currency	518			9,559	595
U.S. dollars | Government bonds
Financial risk management
Government bonds at fair value	12			371	45			735
U.S. dollars | Currency risk
Financial risk management
TOTAL ASSETS	372			7,094	241			4,067
TOTAL LIABILITIES	$ (939)			$ (17,568)	$ (859)			$ (13,648)
Exchange rate, assets | $ / $	18.549	18.549	18.549	18.549	15.790	15.790	15.790	15.790
Exchange rate, liabilities | $ / $	18.649	18.649	18.649	18.649	15.890	15.890	15.890	15.890
G | Currency risk
Financial risk management
TOTAL ASSETS			₲ 120,029	$ 399			₲ 250,865	$ 684
TOTAL LIABILITIES			₲ (233,891)	$ (773)			₲ (311,279)	$ (848)
Exchange rate, assets | $ / ₲	0.003	0.003	0.003	0.003	0.003	0.003	0.003	0.003
Exchange rate, liabilities | $ / ₲	0.003	0.003	0.003	0.003	0.003	0.003	0.003	0.003
EURO | Currency risk
Financial risk management
TOTAL ASSETS		€ 3		$ 70		€ 7		$ 124
TOTAL LIABILITIES		€ (11)		$ (259)		€ (9)		$ (158)
Exchange rate, assets | $ / €	22.283	22.283	22.283	22.283	16.625	16.625	16.625	16.625
Exchange rate, liabilities | $ / €	22.450	22.450	22.450	22.450	16.770	16.770	16.770	16.770